May 6, 2011

Filing Desk

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:       Form N-14 for the Calvert Equity Portfolio,

            a series of Calvert Social Investment Fund (File No. 333-__________)

Ladies and Gentlemen:

Transmitted electronically herewith on behalf of the Registrant is Form N-14 for the Calvert Equity Portfolio, a series of Calvert Social Investment Fund, pursuant to Rules 488 and 145 under the Securities Act of 1933, as amended (the “1933 Act”).

The purpose of the prospectus and proxy statement is to obtain shareholder approval to reorganize the assets of the Calvert Large Cap Growth Fund, a series of Calvert Impact Fund, Inc., into the Calvert Equity Portfolio, a series of Calvert Social Investment Fund (the “Reorganization”).

Please feel free to contact me at 301-951-4858 with any questions about this filing.

Truly yours,

/s/ Ivy Wafford Duke

Deputy General Counsel

cc:        Valerie J. Lithotomos, Division of Investment Management